Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Share Capital	26 Share Capital
The following table provides the number and value of shares outstanding at the beginning and at the end of the period, which are further reconciled to their movements in subsequent sections of this note:

	Group
	Issued and fully paid		Issued and fully paid
	2024	2024	2023	2023
	Number	$'000	Number	$'000
Ordinary Shares of $0.000165 each	—	—	106,491,588	18
Ordinary Shares of $0.001551 each	72,221,843	112	—	—
Non-voting Ordinary Shares of $0.000165 each	—	—	3,986,376	1
Deferred Shares of $0.000469 each	4,129,436	3	107,491,490	69
Growth Shares of $0.000165 each	—	—	24,892,848	4
	76,351,279	115	242,862,302	92
There is no unauthorised share capital for any class of share. There are no shares issued but not fully paid.
In connection with the IPO, in April 2024, the following steps were taken to reorganise share capital. Such steps were completed immediately before the completion of the IPO:
1.Ordinary shares reorganisation
a.24,892,848 Growth Shares of $0.000165 were reorganised as the following:
•The growth options were exercised which created 185,894 new growth shares.
•25,078,742 Growth Shares of $0.000165 were converted into 15,148,855 Ordinary Shares of
$0.000165 and 9,929,887 deferred shares of $0.000165 upon the occurrence of the IPO.
•9,929,887 deferred shares of $0.000165 which were redenominated and consolidated to
2,806,815 Deferred Shares of £0.000469 by using the exchange rate equal to the average closing rate of exchange for the five days up to and ended 19 April 2024 for the relevant currency paid of
USD/GBP  $1.2446/£1. All 3,986,376 Non-voting Ordinary Shares as at 1 January 2024 and new issuance of 875,171 Non-voting Ordinary Shares to the holder of the warrant issued in 2012 and exercised before the occurrence of the IPO were reclassified to 4,861,547 Ordinary Shares of
$0.000165..
b.In addition, 2,039,124 ordinary shares of $0.000165 were issued in the capital of the Company to the Employee Benefit Trust Limited in its role as nominee for the holders of Growth Shares in satisfaction of the dividends paid by Marex since the issuance of series 2016, 2019 and 2020
Growth shares in accordance with the terms upon which they were issued.
2.Reverse Share Split
•All 128,541,114 Ordinary Shares of $0.000165 were consolidated into 68,375,690 Ordinary
Shares of $0.001551 at a conversion rate of 1.88 to 1.
3.Deferred Share Cancellation
•106,168,869 Deferred Shares of £0.000469 each in the share capital of the Company were cancelled.
The Deferred shares have no voting rights, no right to participate in dividends or distributions and no right to redemption. On a return of capital on a winding up or otherwise, the assets of the Company available for distribution to its members shall be applied in paying a sum equal to £1 to the holders of the deferred shares pro rata according to the number of deferred shares held by them (rounded to the nearest £0.01, but such that the total paid in aggregate to all the holders shall in no event exceed £1).
As part of the initial public offering, 3,846,153 Ordinary Shares of US$0.001551 each in the share capital of the Company were then issued.The sale of shares raised $68.3m in cash, with issue costs of
$4.8m
The following is a roll forward analysis of the share movements outlining the share capital reorganisation completed prior to the IPO and movements for the year:
The following table provides a reconciliation of the share reorganisation activities outlined above:

	Group
	Ordinary shares of $0.001551 Number	Ordinary shares of $0.000165 Number	Non-voting Ordinary Shares of $0.000165 Number	Deferred Shares of £0.000469 Number	Growth Shares of $0.000165 Number	Total Number
At 1 January 2024	—	106,491,588	3,986,376	107,491,490	24,892,848	242,862,302
Ordinary shares reorganisation pre-IPO (1)	—	22,049,526	(3,986,376)	2,806,815	(24,892,848)	(4,022,883)
Total: Post ordinary shares organisation	—	128,541,114	—	110,298,305	—	238,839,419
Reverse share split (2)	68,375,690	(128,541,114)	—	—	—	(60,165,424)
Deferred share cancellation (3)	—	—	—	(106,168,869)	—	(106,168,869)
Total: Post share capital organisation	68,375,690	—	—	4,129,436	—	72,505,126
IPO	3,846,153	—	—	—	—	3,846,153
At 31 December 2024	72,221,843	—	—	4,129,436	—	76,351,279
The following table provides a reconciliation of the prior year movements in the Group's share capital:

	Group
	Ordinary shares Number	Non-voting ordinary shares Number	Deferred shares Number	Growth shares Number	Total Number
At 1 January 2023	106,491,588	3,986,376	107,462,989	24,992,848	242,933,801
Movement during the year	0	0	28,501	(100,000)	(71,499)
At 31 December 2023	106,491,588	3,986,376	107,491,490	24,892,848	242,862,302
On 6 November 2023, the Employee Benefit Trust acquired the beneficial interests in 100,000
Growth shares of $0.000165 each from an ex-employee. Subsequently, on 14 December 2023, the
100,000 Growth shares of $0.000165 each were redenominated from USD to GBP using the exchange rate USD/GBP $1.23/£1, such that the new denomination of the Growth shares became £0.000133668.
The 100,000 Growth shares of £0.000133668 were then consolidated into 28,501 Growth shares of
£0.000469 each. The 28,501 Growth shares of £0.000469 each were then re-designated as 28,501
Deferred shares of £0.000469 each.
The rights of the shares are as follows:

Class of share	Rights
Ordinary Shares
Full voting rights and right to participate in ordinary dividends ranking pari passu with non-voting ordinary shares. In the event of a winding up, entitled to a return of capital ranking pari passu with non-voting ordinary shares and no right of redemption.

Non-voting Ordinary Shares	As per ordinary shares, other than having no voting rights.
Deferred Shares
No voting rights, no right to participate in dividends or distributions and no right to redemption. On a return of capital on a winding up or otherwise, the assets of the Company available for distribution to its members shall be applied in paying a sum equal to £1 to the holders of the deferred shares pro rata according to the number of deferred shares held by them
(rounded to the nearest £0.01, but such that the total paid in aggregate to all the holders shall in no event exceed £1).

Growth Shares
Following its initial public offering, the Company no longer has any growth shares. Growth shares were issued in several series as part of a share-
based remuneration scheme. On a liquidity event such as an initial public offering or a sale, the growth shares entitled the holder thereof to a return should the proceeds exceed a specific level, as set for each series on issuance. The holders of growth shares had no voting rights, no rights to participate in dividends, no entitlements to participate in a winding up and could not impact the timing of a liquidity event. The growth shares were redeemable on a liquidity event in cash or by conversion into non-voting ordinary shares, as elected by the holders thereof. In the absence of such an election, the default settlement was conversion into non-voting ordinary shares. Prior to the initial public offering the holders of the growth shares elected to equity settle their awards.